Income Taxes - Reconciliation of Statutory Federal Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Benefit [Line Items]
U.S. federal taxes at statutory rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	685.00%	5.90%	3.20%
Nondeductible stock-based compensation	827.30%	(2.50%)	(0.70%)
Nondeductible transaction costs	856.50%	(1.00%)	(1.10%)
Nontaxable gain on redemption of equity interest	(674.90%)
Credits		0.60%
Foreign rate differential	299.70%	(11.70%)	(0.20%)
Rate change	216.50%	(1.10%)	0.40%
Prior year true-up stock-based compensation-U.S.	(132.80%)	(2.00%)
Other	(217.50%)	(3.40%)	1.10%
Total	5349.40%	(13.90%)	2.20%
Foreign Tax Authority [Member]
Income Tax Benefit [Line Items]
Other foreign permanent differences	187.80%	(2.50%)
Change in valuation allowance-foreign	(130.80%)	(7.00%)	(0.50%)
Domestic Tax Authority [Member]
Income Tax Benefit [Line Items]
Change in valuation allowance-foreign	3398.60%	(23.20%)	(34.00%)